UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $133,697 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     2192   181472 SH       SOLE                   181472
ACME PACKET INC                COM              004764106     1705   213400 SH       SOLE                   213400
AGRIUM INC                     COM              008916108     1242    20000 SH       SOLE                    20000
ARCH CAP GROUP LTD             ORD              G0450A105     8405   122400 SH       SOLE                   122400
BLOCKBUSTER INC                CL B             093679207      574   201300 SH       SOLE                   201300
BLOCKBUSTER INC                CL A             093679108      503   154400 SH       SOLE                   154400
BLOUNT INTL INC NEW            COM              095180105     2781   224800 SH       SOLE                   224800
CEMEX SAB DE CV                SPON ADR NEW     151290889     5358   205115 SH       SOLE                   205115
CISCO SYS INC                  COM              17275R102     2168    90000 SH       SOLE                    90000
CITRIX SYS INC                 COM              177376100       78      270 SH  PUT  SOLE                      270
CITRIX SYS INC                 COM              177376100     2323    79200 SH       SOLE                    79200
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209      866    25000 SH       SOLE                    25000
CONSTANT CONTACT INC           COM              210313102       87     6000 SH       SOLE                     6000
DREW INDS INC                  COM NEW          26168L205     2820   115300 SH       SOLE                   115300
EAGLE MATERIALS INC            COM              26969P108     1298    36500 SH       SOLE                    36500
EXLSERVICE HOLDINGS INC        COM              302081104      406    17700 SH       SOLE                    17700
EXTERRAN HLDGS INC             COM              30225X103    10412   161332 SH       SOLE                   161332
GARMIN LTD                     ORD              G37260109     1037    19200 SH       SOLE                    19200
HEELYS INC                     COM              42279M107      378    88100 SH       SOLE                    88100
HOLLY CORP                     COM PAR $0.01    435758305     3030    69800 SH       SOLE                    69800
INTUIT                         COM              461202103     7919   293200 SH       SOLE                   293200
ISHARES TR                     RUSSELL 2000     464287655     2636    38600 SH       SOLE                    38600
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205     2451   109800 SH       SOLE                   109800
JUNIPER NETWORKS INC           COM              48203R104     1028    41100 SH       SOLE                    41100
JUNIPER NETWORKS INC           COM              48203R104      126      500 SH  PUT  SOLE                      500
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     6771    91900 SH       SOLE                    91900
LOOPNET INC                    COM              543524300     2294   180600 SH       SOLE                   180600
MBIA INC                       COM              55262C100     1365   111700 SH       SOLE                   111700
MOODYS CORP                    COM              615369105     1780    51100 SH       SOLE                    51100
NAVTEQ CORP                    COM              63936L100     5182    76200 SH       SOLE                    76200
PARKER HANNIFIN CORP           COM              701094104     1901    27450 SH       SOLE                    27450
POLARIS INDS INC               COM              731068102      328     8000 SH       SOLE                     8000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     1967    45000 SH       SOLE                    45000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      207      300 SH  PUT  SOLE                      300
RAYTHEON CO                    COM NEW          755111507     9976   154400 SH       SOLE                   154400
RED HAT INC                    COM              756577102     2012   109400 SH       SOLE                   109400
SAVVIS INC                     COM NEW          805423308     1389    85400 SH       SOLE                    85400
SEACOR HOLDINGS INC            COM              811904101     1024    12000 SH       SOLE                    12000
SOHU COM INC                   COM              83408W103     6593   146100 SH       SOLE                   146100
SOMANETICS CORP                COM NEW          834445405     3597   231017 SH       SOLE                   231017
SONIC SOLUTIONS                COM              835460106      995   103100 SH       SOLE                   103100
SONUS NETWORKS INC             COM              835916107     5855  1702000 SH       SOLE                  1702000
SYNOPSYS INC                   COM              871607107     5501   242244 SH       SOLE                   242244
TERRA INDS INC                 COM              880915103      711    20000 SH       SOLE                    20000
TIDEWATER INC                  COM              886423102     3158    57300 SH       SOLE                    57300
TIME WARNER INC                COM              887317105     4799   342300 SH       SOLE                   342300
VALERO ENERGY CORP NEW         COM              91913Y100     2755    56100 SH       SOLE                    56100
VALMONT INDS INC               COM              920253101     1714    19500 SH       SOLE                    19500